Schedules of Investments (unaudited)
June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 9.3%
Diversified Telecommunication Services — 7.2%
AT&T Inc.	69,640	$1,441,547
Comcast Corp., Class A Shares	81,299	1,995,891
Verizon Communications Inc.	37,259	1,577,546
Total Diversified Telecommunication Services		5,014,984
Interactive Media & Services — 1.4%
Alphabet Inc., Class A Shares	2,634	941,313
Media — 0.4%
Fox Corp., Class A Shares	5,370	280,099
Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA	2,411	218,822

Total Communication Services		6,455,218
Consumer Discretionary — 9.6%
Broadline Retail — 1.3%
Amazon.com Inc.	2,115	504,089 *
Dillard’s Inc., Class A Shares	664	350,871
Macy’s Inc.	1,222	28,778
Total Broadline Retail		883,738
Hotels, Restaurants & Leisure — 2.1%
Aramark	1,493	84,952
Boyd Gaming Corp.	4,714	416,388
Churchill Downs Inc.	878	78,704
Expedia Group Inc.	524	134,081
Hyatt Hotels Corp., Class A Shares	1,735	336,312
Las Vegas Sands Corp.	9,768	451,184
Total Hotels, Restaurants & Leisure		1,501,621
Household Durables — 4.5%
DR Horton Inc.	7,830	1,275,350
Lennar Corp., Class A Shares	5,531	500,500
NVR Inc.	127	865,302 *
PulteGroup Inc.	2,365	324,502
Toll Brothers Inc.	1,160	191,110
Total Household Durables		3,156,764
Specialty Retail — 1.2%
AutoNation Inc.	329	61,125 *
Best Buy Co. Inc.	7,578	575,018
Gap Inc.	1,698	31,719
Lithia Motors Inc.	496	144,083
Total Specialty Retail		811,945
Textiles, Apparel & Luxury Goods — 0.5%
NIKE Inc., Class B Shares	8,433	346,175

Total Consumer Discretionary		6,700,243
Consumer Staples — 4.2%
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos. Inc., Class A Shares	11,519	155,852
Dollar Tree Inc.	5,314	642,729 *
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Kroger Co.	5,625	$312,356
Total Consumer Staples Distribution & Retail		1,110,937
Food Products — 1.7%
General Mills Inc.	22,086	768,593
Ingredion Inc.	1,547	146,516
Lamb Weston Holdings Inc.	1,873	80,876
Pilgrim’s Pride Corp.	6,517	183,193
Total Food Products		1,179,178
Household Products — 0.9%
Procter & Gamble Co.	4,535	665,012

Total Consumer Staples		2,955,127
Energy — 5.4%
Oil, Gas & Consumable Fuels — 5.4%
Antero Midstream Corp.	13,620	309,855
EOG Resources Inc.	9,306	1,207,267
Exxon Mobil Corp.	2,029	277,405
Marathon Petroleum Corp.	3,016	771,101
Phillips 66	2,492	421,273
Williams Cos. Inc.	10,822	804,507

Total Energy		3,791,408
Financials — 32.6%
Banks — 16.1%
Bank of America Corp.	50,393	2,871,393
Commerce Bancshares Inc.	1,756	101,409
First Citizens BancShares Inc., Class A Shares	137	285,068
First Horizon Corp.	5,875	150,635
JPMorgan Chase & Co.	9,358	3,063,154
M&T Bank Corp.	2,501	595,263
Popular Inc.	221	36,284
Regions Financial Corp.	14,562	439,772
US Bancorp	17,339	1,047,276
Wells Fargo & Co.	32,601	2,694,147
Total Banks		11,284,401
Capital Markets — 6.9%
Affiliated Managers Group Inc.	1,188	402,019
Charles Schwab Corp.	10,697	987,012
Northern Trust Corp.	6,318	1,098,321
Raymond James Financial Inc.	3,696	561,903
State Street Corp.	887	150,435
T. Rowe Price Group Inc.	11,000	1,250,590
XP Inc., Class A Shares	21,854	355,346
Total Capital Markets		4,805,626
Consumer Finance — 1.9%
Credit Acceptance Corp.	46	29,290 *
OneMain Holdings Inc.	2,585	157,608
Synchrony Financial	14,866	1,130,559
Total Consumer Finance		1,317,457
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	627	$313,745 *
PayPal Holdings Inc.	18,930	817,397
Total Financial Services		1,131,142
Insurance — 6.1%
Allstate Corp.	2,250	535,365
American Financial Group Inc.	4,800	671,712
American International Group Inc.	12,271	914,558
Axis Capital Holdings Ltd.	394	42,331
CNA Financial Corp.	1,259	61,200
Globe Life Inc.	221	39,488
Hartford Insurance Group Inc.	2,500	331,300
Lincoln National Corp.	887	31,355
Old Republic International Corp.	1,128	46,158
Prudential Financial Inc.	1,613	174,091
RenaissanceRe Holdings Ltd.	2,223	704,469
Willis Towers Watson PLC	2,675	699,165
Total Insurance		4,251,192

Total Financials		22,789,818
Health Care — 9.4%
Biotechnology — 1.5%
Exelixis Inc.	10,595	576,474 *
Incyte Corp.	749	84,907 *
Regeneron Pharmaceuticals Inc.	471	293,687
United Therapeutics Corp.	193	104,573 *
Total Biotechnology		1,059,641
Health Care Equipment & Supplies — 0.5%
Medtronic PLC	4,231	330,991
Health Care Providers & Services — 5.1%
Cigna Group	6,404	1,765,454
Elevance Health Inc.	2,534	979,974
Tenet Healthcare Corp.	3,411	638,130 *
Universal Health Services Inc., Class B Shares	1,136	168,912
Total Health Care Providers & Services		3,552,470
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	8,737	503,426
Pfizer Inc.	45,773	1,102,214
Total Pharmaceuticals		1,605,640

Total Health Care		6,548,742
Industrials — 14.7%
Aerospace & Defense — 7.9%
General Electric Co.	8,929	3,337,035
Lockheed Martin Corp.	4,229	2,154,507
Total Aerospace & Defense		5,491,542
Air Freight & Logistics — 3.7%
CH Robinson Worldwide Inc.	3,124	588,374
United Parcel Service Inc., Class B Shares	18,411	1,979,183
Total Air Freight & Logistics		2,567,557
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — 0.4%
AO Smith Corp.	4,781	$299,864
Construction & Engineering — 0.2%
AECOM	2,496	174,221
Industrial Conglomerates — 1.3%
3M Co.	5,706	923,858
Machinery — 0.3%
Toro Co.	2,293	223,384
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	577	35,007
Leidos Holdings Inc.	5,498	566,129
Total Professional Services		601,136

Total Industrials		10,281,562
Information Technology — 13.1%
Communications Equipment — 4.5%
Cisco Systems Inc.	26,937	3,164,020
Electronic Equipment, Instruments & Components — 1.4%
Corning Inc.	754	192,594
Jabil Inc.	2,081	802,184
Total Electronic Equipment, Instruments & Components		994,778
IT Services — 0.7%
Amdocs Ltd.	4,181	211,308
Cognizant Technology Solutions Corp., Class A Shares	6,592	255,308
Total IT Services		466,616
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices Inc.	330	191,700 *
Applied Materials Inc.	306	221,238
First Solar Inc.	1,014	239,263 *
Intel Corp.	4,466	623,588 *
Marvell Technology Inc.	669	199,288
Micron Technology Inc.	986	1,138,130
QUALCOMM Inc.	3,974	734,356
Skyworks Solutions Inc.	2,972	201,502
Total Semiconductors & Semiconductor Equipment		3,549,065
Software — 1.1%
Zoom Communications Inc.	8,815	760,823 *
Technology Hardware, Storage & Peripherals — 0.3%
Sandisk Corp.	98	222,825 *

Total Information Technology		9,158,127
Materials — 0.7%
Construction Materials — 0.2%
Eagle Materials Inc.	415	93,375
Containers & Packaging — 0.5%
Crown Holdings Inc.	3,266	365,204

Total Materials		458,579
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 0.3%
Electric Utilities — 0.3%
Edison International		2,562	$190,741
Total Investments before Short-Term Investments (Cost — $66,475,964)			69,329,565
	Rate
Short-Term Investments — 0.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $489,152)	3.592%	489,152	489,152 (a)(b)
Total Investments — 100.0% (Cost — $66,965,116)			69,818,717
Liabilities in Excess of Other Assets — (0.0)%††			(7,967)
Total Net Assets — 100.0%			$69,810,750

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $489,152 and the cost was $489,152 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 BrandywineGLOBAL — U.S. Fixed Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 44.4%
U.S. Government Obligations — 44.4%
U.S. Treasury Bonds	4.750%	5/15/55	$210,000	$203,741
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.099%)	3.875%	1/31/28	850,000	850,227 (a)
U.S. Treasury Notes	4.125%	5/31/31	2,790,000	2,780,192
U.S. Treasury Notes	4.250%	8/15/35	530,000	523,313

Total U.S. Government & Agency Obligations (Cost — $4,365,494)				4,357,473
Mortgage-Backed Securities — 21.2%
GNMA — 21.2%
Government National Mortgage Association (GNMA) II	6.000%	11/20/53- 1/20/56	1,492,784	1,531,714
Government National Mortgage Association (GNMA) II	5.500%	7/20/55- 9/20/55	548,132	551,598

Total Mortgage-Backed Securities (Cost — $2,065,147)				2,083,312
Collateralized Mortgage Obligations(b) — 10.7%
BBCMS MORTGAGE TRUST, 2017-C1 A4	3.674%	2/15/50	30,000	29,766
Benchmark Mortgage Trust, 2021-B25 A5	2.577%	4/15/54	30,000	26,861
Benchmark Mortgage Trust, 2024-V5 A3	5.805%	1/10/57	20,000	20,414
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.325%	3/15/45	100,000	100,113 (a)(c)
Cantor Commercial Real Estate Lending, 2019-CF2 A5	2.874%	11/15/52	20,000	18,841
CSAIL Commercial Mortgage Trust, 2018-CX12 A4	4.224%	8/15/51	30,000	29,626 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5614 FA (30 Day Average SOFR + 1.150%)	4.778%	11/25/54	35,943	35,990 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.128%	6/25/42	20,000	20,689 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA3 M2 (30 Day Average SOFR + 3.350%)	6.978%	11/25/43	80,000	83,219 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	8.128%	1/25/42	100,000	101,978 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R03 1M2 (30 Day Average SOFR + 3.500%)	7.128%	3/25/42	90,000	91,587 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.728%	3/25/42	130,000	131,647 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2B1 (30 Day Average SOFR + 4.500%)	8.128%	4/25/42	80,000	82,188 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R09 2M1 (30 Day Average SOFR + 2.500%)	6.128%	9/25/42	77,401	77,976 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	7.528%	4/25/43	42,823	44,707 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2022-70 FA (30 Day Average SOFR + 0.860%)	4.488%	10/25/52	24,979	24,942 (a)
Government National Mortgage Association (GNMA), 2025-210 FA (30 Day Average SOFR + 1.250%)	4.859%	12/20/55	117,153	117,441 (a)
GS Mortgage Securities Trust, 2019-GC39 AAB	3.448%	5/10/52	16,784	16,555

Total Collateralized Mortgage Obligations (Cost — $1,057,300)				1,054,540
Asset-Backed Securities — 9.1%
Carmax Select Receivables Trust, 2025-B A3	4.120%	3/15/30	60,000	59,759
Cloud Capital Holdco LP, 2024-1A A2	5.781%	11/22/49	200,000	199,993 (c)
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

 BrandywineGLOBAL — U.S. Fixed Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Iskandar Enterprise LLC, 2026-1A A21	5.049%	4/17/56	$95,000	$94,558 (c)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	90,000	90,345 (c)
Nissan Auto Lease Trust, 2024-B A3	4.920%	11/15/27	120,000	120,325
Uniti Fiber Abs Issuer LLC, 2025-2A A2	5.177%	1/20/56	140,000	138,287 (c)
Volkswagen Auto Loan Enhanced Trust, 2023-1 A4	5.010%	1/22/30	100,000	100,425
Zayo Issuer LLC, 2025-2A B	6.586%	6/20/55	90,000	91,268 (c)

Total Asset-Backed Securities (Cost — $900,153)				894,960
Corporate Bonds & Notes — 7.3%
Communication Services — 0.7%
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	20,000	19,744
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.100%	6/1/29	50,000	51,231

Total Communication Services				70,975
Financials — 4.6%
Banks — 1.1%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	22,000	17,434 (a)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	40,000	33,046 (a)
US Bancorp, Junior Subordinated Notes (5.300% to 4/15/27 then 3 mo. Term SOFR + 3.176%)	5.300%	4/15/27	60,000	60,033 (a)(d)
Total Banks				110,513
Capital Markets — 2.9%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	10,000	10,103
Ares Capital Corp., Senior Notes	2.875%	6/15/28	40,000	38,286
Ares Capital Corp., Senior Notes	5.800%	3/8/32	35,000	34,697
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	50,000	49,674 (a)(d)
Blue Owl Capital Corp., Senior Notes	2.875%	6/11/28	40,000	37,879 (e)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	110,000	109,570 (e)
Total Capital Markets				280,209
Consumer Finance — 0.2%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	15,000	14,941 (a)(d)
Insurance — 0.4%
Prudential Financial Inc., Senior Notes	3.935%	12/7/49	28,000	21,358
Prudential Financial Inc., Senior Notes	4.350%	2/25/50	24,000	19,445
Total Insurance				40,803

Total Financials				446,466
Industrials — 0.4%
Aerospace & Defense — 0.4%
Boeing Co., Senior Notes	3.200%	3/1/29	40,000	38,571

Information Technology — 0.6%
Software — 0.6%
Oracle Corp., Senior Notes	6.700%	2/4/56	40,000	37,671
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — U.S. Fixed Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Salesforce Inc., Senior Notes	2.900%	7/15/51	$40,000	$23,332

Total Information Technology				61,003
Real Estate — 1.0%
Specialized REITs — 1.0%
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	100,000	95,116 (c)

Total Corporate Bonds & Notes (Cost — $714,885)				712,131
U.S. Treasury Inflation Protected Securities — 4.8%
U.S. Treasury Bonds, Inflation Indexed (Cost — $483,252)	2.375%	2/15/56	500,000	473,760
Total Investments before Short-Term Investments (Cost — $9,586,231)				9,576,176
			Shares
Short-Term Investments — 2.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $197,378)	3.592%		197,378	197,378 (f)(g)
Total Investments — 99.5% (Cost — $9,783,609)				9,773,554
Other Assets in Excess of Liabilities — 0.5%				51,119
Total Net Assets — 100.0%				$9,824,673

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Security is a business development company.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $197,378 and the cost was $197,378 (Note 2).

Abbreviation(s) used in this schedule:
BDC	—	Business development company.
CAS	—	Connecticut Avenue Securities
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

BrandywineGLOBAL — ETFs 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Dynamic US Large Cap Value ETF (“Dynamic US Large Cap Value ETF”) and BrandywineGLOBAL— U.S. Fixed Income ETF (“U.S. Fixed Income ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

BrandywineGLOBAL — ETFs 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Dynamic US Large Cap Value ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$69,329,565	—	—	$69,329,565
Short-Term Investments†	489,152	—	—	489,152
Total Investments	$69,818,717	—	—	$69,818,717

†	See Schedules of Investments for additional detailed categorizations.
U.S. Fixed Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$4,357,473	—	$4,357,473
Mortgage-Backed Securities	—	2,083,312	—	2,083,312
Collateralized Mortgage Obligations	—	1,054,540	—	1,054,540
Asset-Backed Securities	—	894,960	—	894,960
Corporate Bonds & Notes	—	712,131	—	712,131
U.S. Treasury Inflation Protected Securities	—	473,760	—	473,760
Total Long-Term Investments	—	9,576,176	—	9,576,176
Short-Term Investments†	$197,378	—	—	197,378
Total Investments	$197,378	$9,576,176	—	$9,773,554

†	See Schedules of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected

BrandywineGLOBAL — ETFs 2026 Quarterly Report

in such company for the period ended June 30, 2026.

Dynamic US Large Cap Value ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$634,999	$3,739,096	3,739,096	$3,884,943	3,884,943	—	$4,069	—	$489,152

U.S. Fixed Income ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$270,358	$1,077,159	1,077,159	$1,150,139	1,150,139	—	$1,827	—	$197,378

BrandywineGLOBAL — ETFs 2026 Quarterly Report